COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Comprehensive Income [Abstract]
Net income (loss)	$ (84)	$ 918	$ 1,630	$ 2,263
Other comprehensive income (loss), net of tax
Currency translation adjustment	449	(1,300)	374	(19)
Unrealized gain (loss) on derivative financial instruments	(28)	54	12	1
Unrealized gain (loss) from available-for-sale securities	24	(23)	(21)	(44)
Other	6	(1)	(9)	(2)
Total comprehensive income (loss)	367	(352)	1,986	2,199
Comprehensive loss (income) attributable to the non-controlling interests	5	(2)	13	(10)
Comprehensive income (loss) attributable to Teva	$ 372	$ (354)	$ 1,999	$ 2,189